Property, Plant and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	¥ 1,449,190,807	$ 207,231,530	¥ 1,509,339,910
Less:
Accumulated depreciation	(911,724,012)	(130,374,800)	(862,489,629)
Construction in progress	22,452,162	3,210,616	2,677,929
Property, plant and equipment, net	559,918,957	80,067,346	649,528,210
Land [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	49,781,793	7,118,702	40,972,933
Buildings and plants [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	570,890,182	81,636,210	562,423,983
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	577,902,065	82,638,897	651,694,871
Furniture, fixtures and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	241,453,078	34,527,331	244,771,734
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	¥ 9,163,689	$ 1,310,390	¥ 9,476,389